EQUITY ACCOUNTED INVESTMENTS EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Equity Accounted Income - Narrative [Abstract]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 8,652
Investments accounted for using equity method [member]
Additions, net of disposals1	$ 8,652